FINANCIAL INSTRUMENTS AND RISK MANAGEMENT DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT DISCLOSURE

18.          FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company’s financial instruments recognized in the balance sheet consist of the following:

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Year ended March 31,	2018		2017
	Carrying value	Fair value	Carrying value	Fair value
	in 000'$	in 000'$	in 000'$	in 000'$
Financial assets
Cash (level 1)	7,520	7,520	159	159
Other receivable (level 2)	100	100	132	132
Investment, investment in associate and convertible note receivable (level 3)	2,331	2,331	700	700
Investment, available for sale (level 1)	19	52	35,366	58,913
Financial liabilities
Accounts payable and accrued liabilities (level 3)	127	127	109	109
Unsecured notes payable (level 3)	250	250	181	181
Warrant liability (Level 3)	24	24	20	20

A summary of the Company’s risk exposures as it relates to financial instruments are reflected below:

a)            Fair value of financial instruments

The Company’s financial assets and liabilities are comprised of cash, receivable and investments in equities and private entities, accounts payable and accrued liabilities, warrant liability and unsecured notes payable.

The Company classifies the fair value of these transactions according to the following fair value hierarchy based on the amount of observable inputs used to value the instrument:

•      Level 1 - Values are based on unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date.

•      Level 2 - Values are based on inputs, including quoted forward prices for commodities, time value and volatility factors, which can be substantially observed or corroborated in the marketplace. Prices in Level 2 are either directly or indirectly observable as of the reporting date.

•      Level 3 - Values are based on prices or valuation techniques that are not based on observable market data. Investment is classified as level 3 financial instrument.

Assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement within the fair value hierarchy.

The Company’s financial instruments are exposed to certain financial risks: credit risk and liquidity risk.

b)            Credit risk

Credit risk is the risk of loss associated with a counter-party’s inability to fulfill its payment obligations. The credit risk is attributable to various financial instruments, as noted below. The credit risk is limited to the carrying value amount carried on the statement of financial position.

a.     Cash - Cash is held with major international financial institutions in Canada and therefore the risk of loss is minimal.

b.     Other receivable - The Company is exposed to credit risk attributable to customers since a significant portion of this amount represents the amount agreed on a settlement of a claim by PPL (Note 4) payable over the next six years. The debtor has so far been diligent in paying the amounts on due dates and PPL management will be monitoring the account on a regular basis.

c)             Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due.

The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company’s reputation. The Company holds sufficient cash to satisfy obligations under accounts payable and accruals.

The Company monitors its liquidity position regularly to assess whether it has the funds necessary to take care of its operating needs and needs for investing in new projects. The Company believes that it has sufficient funding to finance the committed drug development work apart from meeting its operational needs for the foreseeable future.

However, as a biotech company at an early stage of development and without significant internally generated cash flows, there are inherent liquidity risks, including the possibility that additional financing may not be available to the Company, or that actual drug development expenditures may exceed those planned. The current uncertainty in global markets could have an impact on the Company’s future ability to access capital on terms that are acceptable to the Company. There can be no assurance that required financing will be available to the Company.